Risk Assurance Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payment under risk assurance obligation	¥ 14,540,230,427	¥ 17,806,442,758	$ 2,228,387,805
Minimum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	12 months	12 months
Maximum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	60 months	60 months